Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value	$ 11,736,642		$ 7,916,515
Investment securities at fair value, pledged	41,809
Total assets	14,822,568		7,977,587
Public and Private Warrants	14,617
Total liabilities	76,051		66,237
IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	14,476		60,248
Derivative liability	50,510		670
FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	129,331		824
Derivative liability	10,924		65,567
Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights	2,900,310	$ 2,662,556	1,760,304
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value	0		0
Investment securities at fair value, pledged	0
Total assets	0		0
Public and Private Warrants	10,307
Total liabilities	10,307		0
Level 1 | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0		0
Derivative liability	0		0
Level 1 | FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0		0
Derivative liability	0		0
Level 1 | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value	11,736,642		7,916,515
Investment securities at fair value, pledged	41,809
Total assets	11,907,782		7,917,339
Public and Private Warrants	4,310
Total liabilities	15,234		65,567
Level 2 | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0		0
Derivative liability	0		0
Level 2 | FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	129,331		824
Derivative liability	10,924		65,567
Level 2 | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value	0		0
Investment securities at fair value, pledged	0
Total assets	2,914,786		60,248
Public and Private Warrants	0
Total liabilities	50,510		670
Level 3 | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	14,476		60,248
Derivative liability	50,510		670
Level 3 | FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0		0
Derivative liability	0		0
Level 3 | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights	$ 2,900,310
UNITED WHOLESALE MORTGAGE, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value			7,916,515	$ 5,446,310
Total			7,911,351	5,448,590
UNITED WHOLESALE MORTGAGE, LLC | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability			59,579	16,786
UNITED WHOLESALE MORTGAGE, LLC | FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability			64,743	14,506
UNITED WHOLESALE MORTGAGE, LLC | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value			0	0
Total			0	0
UNITED WHOLESALE MORTGAGE, LLC | Level 1 | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability			0	0
UNITED WHOLESALE MORTGAGE, LLC | Level 1 | FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability			0	0
UNITED WHOLESALE MORTGAGE, LLC | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value			7,916,515	5,446,310
Total			7,851,772	5,431,804
UNITED WHOLESALE MORTGAGE, LLC | Level 2 | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability			0	0
UNITED WHOLESALE MORTGAGE, LLC | Level 2 | FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability			64,743	14,506
UNITED WHOLESALE MORTGAGE, LLC | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans at fair value			0	0
Total			59,579	16,786
UNITED WHOLESALE MORTGAGE, LLC | Level 3 | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability			59,579	16,786
UNITED WHOLESALE MORTGAGE, LLC | Level 3 | FLSCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability			$ 0	$ 0